Supplement dated August 7, 2015
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Active Portfolios® Multi-Manager Value Fund	10/1/2014
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the “Summary of the Fund” section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following information:
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Steven Schroll	Senior Portfolio Manager	Co-manager	2012
Paul Stocking	Senior Portfolio Manager	Co-manager	2012
Dean Ramos, CFA	Senior Portfolio Manager	Co-manager	2013
Subadviser: Dimensional Fund Advisors LP

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Joseph Chi, CFA	Vice President and Co-Head of Portfolio Management of DFA	Co-manager	December 2013
Jed Fogdall	Vice President and Co-Head of Portfolio Management of DFA	Co-manager	December 2013
Henry Gray	Vice President and Head of Global Equity Trading of DFA	Co-manager	December 2013
Lukas Smart, CFA	Vice President and Senior Portfolio Manager of DFA	Co-manager	August 2015
Effective immediately, the information under the caption “Primary Service Providers — Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following information:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.
Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Steven Schroll	Senior Portfolio Manager	Co-manager	2012
Paul Stocking	Senior Portfolio Manager	Co-manager	2012
Dean Ramos, CFA	Senior Portfolio Manager	Co-manager	2013
Mr. Schroll joined the Investment Manager in 1998. Mr. Schroll began his investment career in 1981 and earned a B.S. from Drake University and completed work toward an M.B.A. from the University of Minnesota.
Mr. Stocking joined the Investment Manager in 1995. Mr. Stocking began his investment career in 1987 and earned a B.B.A. from the University of Michigan and an M.B.A from the University of Chicago.
Mr. Ramos joined the Investment Manager in 2000. Mr. Ramos began his investment career in 1992 and earned a B.S. and an M.B.A. from the University of Minnesota.
Subadviser: Dimensional Fund Advisors LP

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Joseph Chi, CFA	Vice President and Co-Head of Portfolio Management of DFA	Co-manager	December 2013
Jed Fogdall	Vice President and Co-Head of Portfolio Management of DFA	Co-manager	December 2013
Henry Gray	Vice President and Head of Global Equity Trading of DFA	Co-manager	December 2013
Lukas Smart, CFA	Vice President and Senior Portfolio Manager of DFA	Co-manager	August 2015
SUP116_05_D02_(08/15)

Mr. Chi joined DFA in 2005. Mr. Chi began his investment career in 1995 and earned a B.S. and M.B.A. from the University of California Los Angeles and a J.D. from the University of Southern California.
Mr. Fogdall joined DFA in 2004. Mr. Fogdall began his investment career in 2004 and earned a B.S. from Purdue University and an M.B.A. from the University of California Los Angeles.
Mr. Gray joined DFA in 1995. Mr. Gray began his investment career in 1989 and earned an A.B. from Princeton University and an M.B.A. from the University of Chicago.
Mr. Smart joined DFA in 2007. Mr. Smart began his investment career in 2001 and earned a B.A. from the University of San Diego and an M.B.A. from the University of Chicago Booth School of Business.
Shareholders should retain this Supplement for future reference.
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SUP116_05_D02_(08/15)